Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash at bank	$ 35,288,761	$ 14,439,690
Cash on hand	191	50,190
Cash and cash equivalents	$ 35,288,952	$ 14,489,880	$ 11,521,505	$ 18,781,873